DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ (80)	$ (1,879)
Income from continuing operations before income taxes	(151)	(1,073)
Increase (Decrease) Through Acquisition of Ownership Interest	0	(799)
Increase (decrease) in income tax payable	65	(16)
Tax impact of amounts recognized within accumulated OCI	(6)	(3)
Increase (decrease) in other tax payable	12	0
Net additions based on uncertain tax positions related to prior years	39	21
Reductions for tax positions of prior years	(100)	0
Income Tax Related Contingent Liabilities
Source of Changes in Deferred Tax Balances
Estimated financial effect of contingent liabilities	266	327	$ 306
KalgoorlieMember [Member]
Source of Changes in Deferred Tax Balances
Disposition	0	12
Property, plant and equipment
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(112)	(1,851)
Environmental rehabilitation
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	29	37
Tax loss carry forwards
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(54)	(27)
AMT Credits [Member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(14)	(10)
Inventory
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	81	(42)
Other
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ (10)	$ 14